UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Leylegian Investment Management, Inc.
Address:  601 Gateway Boulevard
          Suite 700
          South San Francisco, CA 94080

13F File Number:  28-2288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     George A. Leylegian
Title:    President and C.E.O.
Phone:    650-615-9500
Signature, Place, and Date of Signing:

   George A. Leylegian   So. San Francisco, Calif.   April 3, 2000

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.

[   ]       13F NOTICE.

[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $94,881


List of Other Included Managers:

 No.  13F File Number     Name

 01
 02
 03
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
                                                    FORM 13F INFORMATION TABLE

                                                 VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS   CUSIP  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE   SHARED   NONE
----------------------  --------------- ------- -------- -------  --- ---- ------- ---------- ------ -------- ------

AFLAC                   COM           001055102   3604    79100   SH       SOLE                79100
AMERICAN HOME PRODUCTS  COM           026609107   3697    68700   SH       SOLE                68700
BP AMOCO ADS            COM           055622104   4124    77724   SH       SOLE                77724
BMC SOFTWARE            COM           055921100   1750    35450   SH       SOLE                35450
BORDERS GROUP           COM           099709107   4253   247450   SH       SOLE               247450
BRISTOL-MYERS SQUIBB    COM           110122108   2308    39575   SH       SOLE                39575
CBS                     COM           12490K107   2493    44025   SH       SOLE                44025
CHEVRON                 COM           166751107   3987    43129   SH       SOLE                43129
COLGATE-PALMOLIVE       COM           194162103   4561    80900   SH       SOLE                80900
DIAMOND OFFSHORE DR     COM           25271C102   5418   135650   SH       SOLE               135650
FIRST DATA              COM           319963104   2380    53792   SH       SOLE                53792
GENERAL ELECTRIC        COM           369604103   4358    28035   SH       SOLE                28035
GRUPO TELEVISA          COM           40049J206   2230    32800   SH       SOLE                32800
HEWLETT-PACKARD         COM           428236103   2393    18025   SH       SOLE                18025
HOME DEPOT              COM           437076102   3318    51449   SH       SOLE                51449
ILLINOIS TOOL WORKS     COM           452308109   3567    62725   SH       SOLE                62725
INPUT/OUTPUT            COM           457652105   2639   430800   SH       SOLE               430800
JOHNSON & JOHNSON       COM           478160104   1713    24400   SH       SOLE                24400
MERCK                   COM           589331107   2258    36350   SH       SOLE                36350
MOTOROLA                COM           620076109   2481    17425   SH       SOLE                17425
NETWORK EQUIPMENT TECH  COM           641208103   1654   165350   SH       SOLE               165350
NEWBRIDGE NETWORKS      COM           650901101   4295   132400   SH       SOLE               132400
NOVELL                  COM           670006105   2559    89400   SH       SOLE                89400
PETROLEUM GEO SERVICES  COM           716597109   3942   227700   SH       SOLE               227700
PFIZER                  COM           717081103   2925    80000   SH       SOLE                80000
R&B FALCON              COM           74912E101   4946   251200   SH       SOLE               251200
SCHERING-PLOUGH         COM           806605101   2839    77250   SH       SOLE                77250

TRIBUNE                 COM           896047107   1836    50225   SH       SOLE                50225
UNUMPROVIDENT           COM           91529Y106   1958   115575   SH       SOLE               115575
PANAMERICAN BEVERAGES   COM           P74823108   4395   249350   SH       SOLE               249350